SIGNIFICANT ACCOUNTING POLICIES - Exclusive Option Agreement (Details)	12 Months Ended
Dec. 31, 2025 CNY (¥) ¥ / shares
SIGNIFICANT ACCOUNTING POLICIES
Purchase price for equity interests in Shenzhen Futu under exclusive option agreement | ¥ / shares	¥ 1
Threshold of shenzhen futu disposes of Shenzhen Futu's material assets without prior written consent of shen si | ¥	¥ 500,000